Long-Term Investments - Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investments [Abstract]
Long-term investment at the beginning of the year	¥ 120,384	¥ 212,700	¥ 212,700
Addition	31,139	0	0
Impairment	0	(92,316)	0
Long-term investment at the end of the year	¥ 151,523	¥ 120,384	¥ 212,700